FCF SA-3
                          SUPPLEMENT DATED JUNE 1, 2006
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
                        (FRANKLIN DYNATECH FUND, FRANKLIN
                       GROWTH FUND, FRANKLIN INCOME FUND,
                        FRANKLIN UTILITIES FUND, FRANKLIN
                        U.S. GOVERNMENT SECURITIES FUND)
                             DATED FEBRUARY 1, 2006

The Statement of Additional Information is amended as follows:

I. For Matt Moberg, the information provided in the table on page 27 is replaced with the following:

                        DOLLAR RANGE
                        OF FUND SHARES
 PORTFOLIO MANAGER      BENEFICIALLY OWNED
-------------------------------------------
 Matt Moberg            DynaTech Fund
                        $10,001 - $50,000

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE